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BELL, BOYD & LLOYD LLC                      THREE FIRST NATIONAL PLAZA
                                            70 WEST MADISON STREET, SUITE 3300
                                            CHICAGO, ILLINOIS 60602-4207
                                            312 372-1121 FAX 312 372-2098

CAMERON S. AVERY
312 807-4302                                OFFICES IN CHICAGO
cavery@bellboyd.com                         AND WASHINGTON, D.C.




                                   May 6, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                             CALAMOS ADVISORS TRUST
                       1933 ACT REGISTRATION NO. 333-72511
                       1940 ACT REGISTRATION NO. 811-09237

Ladies and Gentlemen:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Calamos Advisors Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 19, 2004.

                                            Very truly yours,
                                            BELL, BOYD & LLOYD LLC



                                            By /s/ Cameron S. Avery
                                              ----------------------------------
                                              Cameron S. Avery
Enclosures
cc:  Mr. Jim Hamman